RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2015 shares	Sep. 05, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	May 13, 2014 shares	Jun. 03, 2013 CNY (¥)	Jun. 03, 2013 USD ($)	Oct. 26, 2011	Aug. 31, 2010 shares	Jan. 25, 2012 CNY (¥) shares	Jan. 25, 2012 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)
Senior Management [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Total consideration | $												$ 4,257
Fair value of ordinary shares | $												$ 19,678
Share price (in dollars per share) | $ / shares												$ 3.465
Difference between the fair value of the consideration and ordinary shares											¥ 94,360	$ 15,421
CEHIL [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Conversion of convertible loans to ordinary shares (in shares)	4,457,854		5,678,963	32,426,090
Total purchase consideration of shares issued and sold | $			$ 5,779
Number of shares under right to repurchase from New Flourish If the Company fails to file the annual report of Form 20-F for the year 2014 on or before the date in compliance with the Security Act			433,333
Conversion of convertible loans to ordinary shares | $		$ 31,692
Difference between the fair value of the consideration and ordinary shares | ¥															¥ 94,360
New Flourish Holdings Limited [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Conversion of convertible loans to ordinary shares (in shares)		5,678,963
Class A Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Total purchase consideration of shares issued and sold					¥ 128,035	$ 21,000
Class A Shares [Member] | CEHIL [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Conversion of convertible loans to ordinary shares (in shares)	4,457,854	16,716,954
Class A Shares [Member] | New Flourish Holdings Limited [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Conversion of convertible loans to ordinary shares (in shares)		5,678,963
Class B Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Conversion of convertible loans to ordinary shares (in shares)								2,691,863
Dr Jin Huang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Minimum percentage of interest in voting power held by related party							10.00%
Campus [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Aggregate consideration paid for shares purchased by related party									¥ 311,505	$ 50,000
Fair value of the Participation Agreement to be expensed																	¥ 215,274	$ 34,554
Share-based compensation													¥ 44,686	$ 7,222	¥ 54,311	$ 8,876
Campus [Member] | Class A Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Maximum shares agreed to be purchased by related party | $												$ 50,000
Shares charged in favor of Spin-Rich to secure campus' obligations under the Participation Agreement											60,606	60,606
Shares purchased by related party									398,153	398,153
Campus [Member] | Class B Shares [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Shares charged by Spin-Rich in favor of campus to secure campus' agreed-upon minimum return on its investment under the Participation Agreement											202,592	202,592